VIA EDGAR

April 12, 2007

Securities and Exchange Commission

Document Control

100 F Street, N.E.

Washington, D.C. 20549

RE:	Old Mutual Insurance Series Fund

1933 Act File No. 333-19497

1940 Act File No. 811-08009

CIK No. 0001029526

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Old Mutual Insurance Series Fund (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 10, 2007 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions or comments, please contact me at 720-200-7736.

Sincerely,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel

OLD MUTUAL CAPITAL, INC.